Share-Based Compensation and Share-Based Payment Reserve (Tables)	9 Months Ended
Apr. 30, 2022
Summary of Changes in Stock Options

A summary of changes in stock options for the nine months ended April 30, 2022 and the year ended July 31, 2021, is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2020	19,969	$39.89
Granted	672,000	4.24
Expired	(16,636)	(38.32)
Forfeited	(667)	(61.83)
Balance, July 31, 2021	674,666	4.39
Granted (a-d)	787,300	5.74
Expired (f)	(1,667)	46.80
Forfeited (f)	(999)	30.04
Balance, April 30, 2022	1,459,300	$6.23

Schedule of Options Outstanding and Exercisable

Number of Options	Exercise Price	Exercisable At April 30, 2022	Expiry Date
612,000	$4.24	612,000	March 29, 2026
60,000	$4.24	60,000	April 19, 2026
100,000	$5.74	100,000	September 1, 2026
12,600	$7.74	10,520	November 1, 2026
524,700	$8.47	251,750	January 13, 2027
150,000	$7.51	18,750	February 16, 2027
1,459,300		1,053,020